     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 2006

                                                     1933 ACT FILE NO. 033-23166
                                                     1940 ACT FILE NO. 811-05624

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                       PRE-EFFECTIVE AMENDMENT NO.                           / /
                       POST-EFFECTIVE AMENDMENT NO. 58                       /X/
                                     AND/OR
                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940                   /X/
                              AMENDMENT NO. 59                               /X/

                                   ----------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 548-7786

                                 AMY R. DOBERMAN
                    MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (Name and Address of Agent for Service)

                                   ----------

                                    COPY TO:

           CARL FRISCHLING, ESQ.                  STUART M. STRAUSS, ESQ.
     KRAMER LEVIN NAFTALIS & FRANKEL LLP          CLIFFORD CHANCE US LLP
        1177 AVENUE OF THE AMERICAS                31 WEST 52ND STREET
         NEW YORK, NEW YORK 10036                NEW YORK, NEW YORK 10019

                                   ----------

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
     BOX)

     / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485. /X/ ON APRIL 28, 2006 PURSUANT TO PARAGRAPH (b) OF RULE 485.
     / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485. / / ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.
     / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485. / / ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.

================================================================================

     The sole purpose of this filing is to delay the effectiveness of the Fund's Post-Effective Amendment No. 57 to its Registration Statement until April 28, 2006. Parts A, B and C of Registrant's Post-Effective Amendment No. 57 under the Securities Act of 1933 and No. 58 under the Investment Company Act of 1940, filed on February 7, 2006, are incorporated by reference herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 58 to Registration Statement No. 811-05624 to be signed on behalf of the undersigned, thereunto duly authorized, in the City of New York and State of New York on this 21st day of April, 2006.

                                     MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                     By: /s/ Ronald E. Robison
                                         -----------------------------------
                                         Ronald E. Robison
                                         President


     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 58 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                            TITLE                                          DATE
----------                            -----                                          ----
(1) Principal Executive Officer       President and Principal Executive Officer

By: /s/ Ronald E. Robison                                                            April 21, 2006
    ----------------------------
    Ronald E. Robison

(2) Principal Financial Officer       Treasurer and Chief Financial Officer

By: /s/ James Garrett                                                                April 21, 2006
    ----------------------------
    James Garrett

(3) Majority of the Directors

INDEPENDENT DIRECTORS

Michael Bozic                         Joseph J. Kearns
Edwin J. Garn                         Michael E. Nugent
Wayne E. Hedien                       Fergus Reid
Dr. Manuel H. Johnson

By: /s/ Carl Frischling                                                              April 21, 2006
    ----------------------------
    Carl Frischling
    Attorney-in-Fact for the
    Independent Directors

MANAGEMENT DIRECTORS

Charles A. Fiumefreddo (Chairman)
James F. Higgins

By: /s/ Barry Fink                                                                   April 21, 2006
    ----------------------------
    Barry Fink
    Attorney-in-Fact for the
    Management Directors

                                        2